Risk and Capital Management - Maximum Exposure of Other Financial Assets by Type and Classification of Credit Risk (Detail) - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	R$ 932,840,000,000	R$ 1,000,949,000,000
Estimated fair value [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	616,387,000,000	625,752,000,000
Estimated fair value [member] | Investment funds [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	20,139,000,000	14,204,000,000
Estimated fair value [member] | Brazilian government securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	423,085,000,000	483,791,000,000
Estimated fair value [member] | Government securities - abroad [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	60,636,000,000	61,693,000,000
Estimated fair value [member] | Government securities - abroad [member] | Argentina [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,335,000,000	1,498,000,000
Estimated fair value [member] | Government securities - abroad [member] | United States [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	7,189,000,000	5,835,000,000
Estimated fair value [member] | Government securities - abroad [member] | Mexico [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	12,413,000,000	10,222,000,000
Estimated fair value [member] | Government securities - abroad [member] | Spain [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	6,131,000,000	4,844,000,000
Estimated fair value [member] | Government securities - abroad [member] | Korea [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,604,000,000	3,947,000,000
Estimated fair value [member] | Government securities - abroad [member] | Chile [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	21,399,000,000	23,195,000,000
Estimated fair value [member] | Government securities - abroad [member] | Paraguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,469,000,000	2,950,000,000
Estimated fair value [member] | Government securities - abroad [member] | Uruguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,258,000,000	978,000,000
Estimated fair value [member] | Government securities - abroad [member] | Colombia [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	3,830,000,000	8,089,000,000
Estimated fair value [member] | Government securities - abroad [member] | Italy [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		130,000,000
Estimated fair value [member] | Government securities - abroad [member] | Peru [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	8,000,000	5,000,000
Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	173,163,000,000	127,757,000,000
Estimated fair value [member] | Brazilian external debt bonds [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	362,449,000,000	422,098,000,000
Rural product note [Member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	12,744,000,000	5,823,000,000
Real estate receivables certificates [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	4,999,000,000	5,342,000,000
Bank deposit certificates [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	390,000,000	1,066,000,000
Debentures [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	103,659,000,000	62,723,000,000
Eurobonds and others [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	10,206,000,000	7,604,000,000
Financial bills [Member] | Estimated fair value [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	8,901,000,000
Financial bills [Member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	10,168,000,000	15,783,000,000
Promissory and Commercial notes [Member] | Estimated fair value [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		7,629,000,000
Other [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	22,096,000,000	21,787,000,000
Stage 1 [member] | Estimated fair value [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	595,456,000,000	609,114,000,000
Stage 1 [member] | Estimated fair value [member] | Investment funds [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	4,914,000,000	2,997,000,000
Stage 1 [member] | Estimated fair value [member] | Brazilian government securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	423,085,000,000	483,791,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	60,636,000,000	61,693,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Argentina [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,335,000,000	1,498,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | United States [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	7,189,000,000	5,835,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Mexico [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	12,413,000,000	10,222,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Spain [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	6,131,000,000	4,844,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Korea [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,604,000,000	3,947,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Chile [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	21,399,000,000	23,195,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Paraguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,469,000,000	2,950,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Uruguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,258,000,000	978,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Colombia [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	3,830,000,000	8,089,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Italy [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		130,000,000
Stage 1 [member] | Estimated fair value [member] | Government securities - abroad [member] | Peru [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	8,000,000	5,000,000
Stage 1 [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	167,457,000,000	122,326,000,000
Stage 1 [member] | Estimated fair value [member] | Brazilian external debt bonds [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	362,449,000,000	422,098,000,000
Stage 1 [member] | At cost [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	601,354,000,000	605,404,000,000
Stage 1 [member] | At cost [member] | Investment funds [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	4,906,000,000	3,232,000,000
Stage 1 [member] | At cost [member] | Brazilian government securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	426,959,000,000	479,477,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	60,976,000,000	61,659,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Argentina [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,310,000,000	1,480,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | United States [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	7,226,000,000	5,847,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Mexico [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	12,424,000,000	10,227,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Spain [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	6,132,000,000	4,847,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Korea [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,604,000,000	3,951,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Chile [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	21,552,000,000	23,183,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Paraguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,526,000,000	3,011,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Uruguay [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,256,000,000	964,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Colombia [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	3,938,000,000	8,012,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Italy [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		133,000,000
Stage 1 [member] | At cost [member] | Government securities - abroad [member] | Peru [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	8,000,000	4,000,000
Stage 1 [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	169,489,000,000	122,695,000,000
Stage 1 [member] | At cost [member] | Brazilian external debt bonds [Member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	365,947,000,000	417,782,000,000
Stage 1 [member] | Rural product note [Member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	12,597,000,000	5,723,000,000
Stage 1 [member] | Rural product note [Member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	12,474,000,000	5,717,000,000
Stage 1 [member] | Real estate receivables certificates [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	4,999,000,000	5,268,000,000
Stage 1 [member] | Real estate receivables certificates [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	5,063,000,000	5,290,000,000
Stage 1 [member] | Bank deposit certificates [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	390,000,000	1,066,000,000
Stage 1 [member] | Bank deposit certificates [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	392,000,000	1,064,000,000
Stage 1 [member] | Debentures [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	98,867,000,000	58,365,000,000
Stage 1 [member] | Debentures [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	99,438,000,000	57,963,000,000
Stage 1 [member] | Eurobonds and others [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	10,194,000,000	7,604,000,000
Stage 1 [member] | Eurobonds and others [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	10,236,000,000	7,445,000,000
Stage 1 [member] | Financial bills [Member] | Estimated fair value [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	8,901,000,000
Stage 1 [member] | Financial bills [Member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	10,168,000,000	15,783,000,000
Stage 1 [member] | Financial bills [Member] | At cost [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	8,874,000,000
Stage 1 [member] | Financial bills [Member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	10,185,000,000	15,784,000,000
Stage 1 [member] | Promissory and Commercial notes [Member] | Estimated fair value [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		7,629,000,000
Stage 1 [member] | Promissory and Commercial notes [Member] | At cost [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets		7,611,000,000
Stage 1 [member] | Other [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	21,341,000,000	20,888,000,000
Stage 1 [member] | Other [member] | At cost [member] | Government securities - abroad [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	36,000,000	36,000,000
Stage 1 [member] | Other [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	22,827,000,000	21,821,000,000
Stage 2 [member] | Estimated fair value [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	18,014,000,000	13,681,000,000
Stage 2 [member] | Estimated fair value [member] | Investment funds [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	15,225,000,000	10,943,000,000
Stage 2 [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,789,000,000	2,738,000,000
Stage 2 [member] | At cost [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	18,615,000,000	14,428,000,000
Stage 2 [member] | At cost [member] | Investment funds [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	15,224,000,000	10,943,000,000
Stage 2 [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	3,391,000,000	3,485,000,000
Stage 2 [member] | Rural product note [Member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	121,000,000	36,000,000
Stage 2 [member] | Rural product note [Member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	146,000,000	38,000,000
Stage 2 [member] | Real estate receivables certificates [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0	73,000,000
Stage 2 [member] | Real estate receivables certificates [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0	77,000,000
Stage 2 [member] | Debentures [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	1,923,000,000	1,779,000,000
Stage 2 [member] | Debentures [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,383,000,000	2,402,000,000
Stage 2 [member] | Eurobonds and others [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	12,000,000
Stage 2 [member] | Eurobonds and others [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	12,000,000
Stage 2 [member] | Other [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	733,000,000	850,000,000
Stage 2 [member] | Other [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	850,000,000	968,000,000
Stage 3 [member] | Estimated fair value [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,917,000,000	2,957,000,000
Stage 3 [member] | Estimated fair value [member] | Investment funds [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0	264,000,000
Stage 3 [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,917,000,000	2,693,000,000
Stage 3 [member] | At cost [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	4,993,000,000	7,105,000,000
Stage 3 [member] | At cost [member] | Investment funds [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0	1,232,000,000
Stage 3 [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	4,993,000,000	5,873,000,000
Stage 3 [member] | Rural product note [Member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	26,000,000	64,000,000
Stage 3 [member] | Rural product note [Member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	38,000,000	115,000,000
Stage 3 [member] | Real estate receivables certificates [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	0	1,000,000
Stage 3 [member] | Debentures [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	2,869,000,000	2,579,000,000
Stage 3 [member] | Debentures [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	4,704,000,000	5,462,000,000
Stage 3 [member] | Other [member] | Estimated fair value [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	22,000,000	49,000,000
Stage 3 [member] | Other [member] | At cost [member] | Corporate debt securities [member]
Disclosure of Credit Quality [Line Items]
Maximum exposure of other financial assets	R$ 251,000,000	R$ 296,000,000